Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated October 15, 2013 to the

Statutory Prospectuses for Institutional Class and Class A, Class C, Class D and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2013 (as supplemented thereafter)

Disclosure Relating to AllianzGI Short Duration High Income Fund

Within the Fund Summary relating to AllianzGI Short Duration High Income Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Douglas G. Forsyth, CFA, portfolio manager, managing director and CIO Fixed Income US, has managed the Fund since 2013.

Eric Scholl, portfolio manager and managing director, has managed the Fund since 2011.

Within the Fund Summary relating to AllianzGI Short Duration High Income Fund and within the section entitled “Principal Investments and Strategies of Each Fund — AllianzGI Short Duration High Income Fund,” all references to a single portfolio manager are hereby revised to refer to “portfolio managers.”

The information relating to AllianzGI Short Duration High Income Fund contained in the table under “Management of the Funds — Sub-Advisers — AGI U.S.” in the Prospectus is deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI Short Duration High Income Fund	Douglas G. Forsyth, CFA	2013	Mr. Forsyth, CFA, is a portfolio manager, a managing director and CIO Fixed Income US with Allianz Global Investors. He is the head of the Income and Growth Strategies team. Mr. Forsyth has portfolio management, trading and research responsibilities, and oversees all aspects of the Income and Growth platform’s business, including product development and implementation. He has more than 20 years of investment-industry experience. Before joining the firm in 1994, Mr. Forsyth was an analyst at AEGON USA. He has a B.B. A. from the University of Iowa.

	Eric Scholl	2011 (Inception)	Mr. Scholl is a portfolio manager and managing director with Allianz Global Investors. He is a member of the CS Credit team and has 35 years of investment-industry experience. Mr. Scholl has worked in the high-yield bond market since 1980 on both the buy and sell sides, including underwriting, sales, trading, research and portfolio management. He previously worked at Donaldson, Lufkin & Jenrette, PaineWebber Incorporated, Merrill Lynch and L.F. Rothschild & Co. Mr. Scholl has a B.A. from Princeton University.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated October 15, 2013 to the

Statement of Additional Information dated April 1, 2013 (as revised August 14, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI Short Duration High Income Fund

The subsection captioned “AGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to indicate that Douglas Forsyth has been added as a portfolio manager of the AllianzGI Short Duration High Income Fund. Information regarding other accounts managed by Mr. Forsyth, as well as his ownership of securities of the AllianzGI Short Duration High Income Fund, each as of September 30, 2013, is provided below.

Other Accounts Managed

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ millions)	#	AUM ($ millions)	#	AUM ($ millions)
Douglas G. Forsyth, CFA	7	10,358.9	17	2,625.8	8	7,018.3

Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ millions)	#	AUM ($ millions)	#	AUM ($ millions)
Douglas G. Forsyth, CFA	2	600.4	1	207.9	0	0

Securities Ownership

AllianzGI Short Duration High Income Fund	Dollar Range of Equity Securities
Douglas G. Forsyth, CFA	None

Please retain this Supplement for future reference.